Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 8,782,742	$ 16,703,824	$ 17,385,966	$ 8,930,378
Adjustments to reconcile net income to cash provided by operating activities
Bad debts reversal		(76,260)	(76,492)
Depreciation and amortization	12,494	377,435	381,167	1,056,139
Inventory write-off				66,944
Share-based compensation		3,149,106	3,149,106	1,064,358
Loss of input VAT credits		354,991	356,073
Asset disposal gain		(7,625,165)	(7,648,423)
Amortization of discounts and issuance cost of the notes	39,774		8,550
Gain on changes in fair value of common stock purchase warrants liability	(35,542)		(759,471)
Changes in operating assets and liabilities:
Accounts receivable	(7,451,004)	1,556,300	4,994,861	4,911,580
Amounts due from related parties		83,535	83,849	1,242
Inventories	(194,529)	(93,265)	190,490	(241,435)
Prepaid expenses and other current assets	1,168,383	(757,832)	(2,258,602)	69,448
Accounts payable	723,723	(124,858)	(167,186)	40,749
Amounts due to related parties	7,366	(566,737)	(575,329)	(273,250)
Income tax payable	1,208,810	977,435	(50,424)	(547,080)
Accrued expenses and other current liabilities	506,706	(216,336)	(233,882)	(1,884,578)
Deferred grants		(726,730)	(728,818)	(231,742)
Net cash provided by operating activities	4,768,923	13,015,443	14,051,434	12,962,753
Cash flows from investing activities
Purchase of property and equipment		(191,882)	(11,695,448)
Proceeds from assets disposal		17,804,769	17,859,076
Net cash provided by investing activities		17,612,887	6,163,628
Cash flows from financing activities
Proceeds from issuance of convertible promissory notes payable			2,025,000
Payments of issue costs of convertible promissory note			(162,000)
Repayment of bank borrowings				(434,519)
Repayment of advances from related parties				(4,269,277)
Net cash provided by (used in) financing activities			1,863,000	(4,703,796)
Effect of changes of foreign exchange rates on cash	(5,383,354)	(524,833)	121,781	1,425,107
Net increase in cash	(614,431)	30,103,497	22,199,843	9,684,064
Cash, beginning of year	46,163,704	23,963,861	23,963,861	14,297,797
Cash, end of year	45,549,273	54,067,358	46,163,704	23,963,861
Supplemental disclosures of cash flow information
Interest paid				1,766,399
Income taxes paid	$ 2,181,273	$ 3,339,767	3,774,917	2,999,802
Non-cash investing activities
Net liabilities acquired due to recapitalization				1,959
Warrants issued to third parties in conjunction with debt issuance			$ 1,888,106